UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

August 31, 2015

1.806764.111
SDI-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.2%
		Principal Amount(a)	Value
Convertible Bonds - 7.1%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.3%
Tesla Motors, Inc.:
0.25% 3/1/19		$3,620,000	$3,479,725
1.25% 3/1/21		3,680,000	3,459,200
1.5% 6/1/18		1,920,000	3,922,800
			10,861,725
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		2,400,000	2,770,500
Household Durables - 0.5%
Jarden Corp. 1.875% 9/15/18		5,870,000	9,839,588
Lennar Corp. 3.25% 11/15/21 (b)		3,970,000	8,602,494
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,835,563
			22,277,645
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,705,500
3.5% 1/15/31		22,000,000	11,459,470
			14,164,970
TOTAL CONSUMER DISCRETIONARY			50,074,840
CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
Vector Group Ltd. 2.5% 1/15/19 (c)		8,463,000	12,516,650
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Clean Energy Fuels Corp. 5.25% 10/1/18 (b)		4,980,000	3,454,875
Peabody Energy Corp. 4.75% 12/15/41		26,652,000	3,881,198
Scorpio Tankers, Inc. 2.375% 7/1/19 (b)		14,830,000	15,265,631
Ship Finance International Ltd. 3.25% 2/1/18		5,420,000	5,774,197
Whiting Petroleum Corp. 1.25% 4/1/20 (b)		4,890,000	4,128,994
			32,504,895
FINANCIALS - 0.2%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		3,890,000	3,928,900
Insurance - 0.1%
FNF Group 4.25% 8/15/18		1,550,000	3,089,344
Real Estate Investment Trusts - 0.0%
Equinix, Inc. 4.75% 6/15/16		860,000	2,891,750
TOTAL FINANCIALS			9,909,994
HEALTH CARE - 0.9%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20		1,840,000	2,830,150
Gilead Sciences, Inc. 1.625% 5/1/16		980,000	4,548,425
			7,378,575
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		2,200,000	4,691,500
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43		7,019,000	8,550,019
Pharmaceuticals - 0.4%
ANI Pharmaceuticals, Inc. 3% 12/1/19		2,920,000	2,985,700
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (b)		2,380,000	2,940,788
Jazz Investments I Ltd. 1.875% 8/15/21		5,030,000	5,734,200
The Medicines Co. 2.5% 1/15/22 (b)		4,570,000	6,306,600
			17,967,288
TOTAL HEALTH CARE			38,587,382
INDUSTRIALS - 0.1%
Airlines - 0.1%
JetBlue Airways Corp. Series D 6.75% 10/15/39		1,240,000	5,693,925
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (b)		8,710,000	8,622,900
InterDigital, Inc. 1.5% 3/1/20 (b)		15,540,000	14,928,113
Liberty Interactive LLC 0.75% 3/30/43		6,300,000	9,776,813
			33,327,826
Internet Software & Services - 0.7%
Gogo, Inc. 3.75% 3/1/20 (b)		1,780,000	1,623,431
Twitter, Inc.:
0.25% 9/15/19 (b)		15,240,000	13,192,125
1% 9/15/21 (b)		16,210,000	13,808,894
VeriSign, Inc. 3.25% 8/15/37 (c)		1,250,000	2,556,250
			31,180,700
Semiconductors & Semiconductor Equipment - 1.4%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		6,845,000	1,711,250
3% 12/15/20 (d)		13,470,000	3,367,500
Intel Corp. 3.25% 8/1/39		6,850,000	9,919,656
Microchip Technology, Inc.:
1.625% 2/15/25 (b)		9,400,000	8,812,500
2.125% 12/15/37		3,430,000	5,882,450
Micron Technology, Inc.:
3% 11/15/43		15,770,000	13,798,750
3.125% 5/1/32		1,310,000	2,334,256
NXP Semiconductors NV 1% 12/1/19 (b)		9,470,000	10,280,869
Xilinx, Inc. 2.625% 6/15/17		2,210,000	3,266,656
			59,373,887
Software - 0.4%
Salesforce.com, Inc. 0.25% 4/1/18		5,960,000	7,297,275
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,330,000	4,589,800
TiVo, Inc. 2% 10/1/21 (b)		1,610,000	1,425,856
Workday, Inc. 1.5% 7/15/20		3,000,000	3,356,040
			16,668,971
Technology Hardware, Storage & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17		7,780,000	9,690,963
TOTAL INFORMATION TECHNOLOGY			150,242,347
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (b)		10,810,000	10,199,992

TOTAL CONVERTIBLE BONDS			309,730,025

Nonconvertible Bonds - 8.1%
CONSUMER DISCRETIONARY - 1.1%
Media - 0.8%
Altice SA:
7.625% 2/15/25 (b)		12,055,000	11,452,250
7.75% 5/15/22 (b)		8,970,000	8,745,750
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	7,902,720
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (b)		7,145,000	7,680,875
			35,781,595
Multiline Retail - 0.3%
JC Penney Corp., Inc. 8.125% 10/1/19		10,120,000	10,271,800
TOTAL CONSUMER DISCRETIONARY			46,053,395
CONSUMER STAPLES - 0.8%
Food Products - 0.5%
H.J. Heinz Co. 4.875% 2/15/25 (b)		15,084,000	16,281,609
Post Holdings, Inc. 7.375% 2/15/22		7,928,000	8,126,200
			24,407,809
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21		11,765,000	12,517,960
TOTAL CONSUMER STAPLES			36,925,769
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (b)		3,000,000	2,900,625
FINANCIALS - 4.3%
Banks - 2.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,869,514
Corestates Capital II 0.9388% 1/15/27 (b)(c)		10,500,000	9,187,500
Corestates Capital III 0.8905% 2/15/27 (b)(c)		14,060,000	12,407,950
First Maryland Capital I 1.2888% 1/15/27 (c)		2,500,000	2,206,250
First Maryland Capital II 1.1501% 2/1/27 (c)		4,100,000	3,577,250
JPMorgan Chase Capital XIII 1.2318% 9/30/34 (c)		7,750,000	6,635,938
JPMorgan Chase Capital XXI 1.2501% 1/15/87 (c)		12,550,000	9,914,500
Mellon Capital IV 4% (c)(e)		3,000,000	2,375,583
PNC Capital Trust C 0.8528% 6/1/28 (c)		12,000,000	10,447,200
SunTrust Capital III 0.9359% 3/15/28 (c)		13,400,000	11,390,000
Wachovia Capital Trust II 0.7888% 1/15/27 (c)		32,014,000	28,012,250
Wells Fargo Capital II 0.7968% 1/30/27 (c)		5,930,000	5,173,925
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,361,750
			113,559,610
Capital Markets - 1.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		12,230,000	12,810,925
Chase Capital II 0.8001% 2/1/27 (c)		17,900,000	15,550,625
Chase Capital III 0.8328% 3/1/27 (c)		5,000,000	4,343,750
Chase Capital Trust VI 0.9251% 8/1/28 (c)		5,000,000	4,343,750
JPMorgan Chase Capital XXIII 1.3205% 5/15/47 (c)		2,500,000	1,928,125
NTC Capital II 0.8788% 4/15/27 (c)		3,500,000	3,089,271
			42,066,446
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,687,969
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.2888% 4/15/27 (c)		3,240,000	2,883,600
ILFC E-Capital Trust I 4.69% 12/21/65 (b)(c)		22,130,000	20,940,513
			23,824,113
TOTAL FINANCIALS			187,138,138
HEALTH CARE - 0.4%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		955,000	977,681
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. 4.25% 10/15/19		10,250,000	10,455,000
Kindred Escrow Corp. II 8.75% 1/15/23 (b)		7,185,000	8,047,200
			18,502,200
TOTAL HEALTH CARE			19,479,881
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
TransDigm, Inc. 6.5% 7/15/24		7,310,000	7,145,525
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		5,832,000	5,117,580
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.625% 9/15/15 (c)		5,000,000	5,006,375
8.625% 1/15/22		5,830,000	7,127,175
8.875% 9/1/17		3,000,000	3,303,750
			15,437,300
TOTAL INDUSTRIALS			27,700,405
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	3,975,000
6.5% 4/15/38		4,440,000	3,929,400
			7,904,400
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp. 5.5% 9/15/25 (b)		3,000,000	3,097,500
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp. 8.75% 3/15/32		8,139,000	7,701,529
UTILITIES - 0.3%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (c)		7,950,000	6,391,800
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22		4,885,000	5,055,975
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,000,000	2,598,750
TOTAL UTILITIES			14,046,525

TOTAL NONCONVERTIBLE BONDS			352,948,167

TOTAL CORPORATE BONDS
(Cost $685,478,692)			662,678,192
		Shares	Value

Common Stocks - 66.8%
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.4%
Ford Motor Co.		651,000	9,029,370
General Motors Co.		284,900	8,387,456
			17,416,826
Hotels, Restaurants & Leisure - 0.8%
DineEquity, Inc.		81,700	7,802,350
McDonald's Corp.		246,700	23,441,434
Wyndham Worldwide Corp.		61,800	4,726,464
			35,970,248
Media - 0.2%
Time Warner, Inc.		105,200	7,479,720
Multiline Retail - 0.9%
Target Corp.		481,300	37,401,823
Specialty Retail - 0.3%
Foot Locker, Inc.		92,100	6,519,759
Staples, Inc.		460,000	6,536,600
			13,056,359
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.		183,486	5,550,452
VF Corp.		100,300	7,264,729
			12,815,181

TOTAL CONSUMER DISCRETIONARY			124,140,157

CONSUMER STAPLES - 9.8%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR		79,200	8,625,672
PepsiCo, Inc.		603,900	56,120,427
SABMiller PLC		74,700	3,500,713
The Coca-Cola Co.		2,084,800	81,974,336
			150,221,148
Food & Staples Retailing - 1.1%
CVS Health Corp.		187,900	19,240,960
Wal-Mart Stores, Inc.		277,700	17,975,521
Walgreens Boots Alliance, Inc.		147,100	12,731,505
			49,947,986
Food Products - 0.4%
ConAgra Foods, Inc.		381,100	15,884,248
Household Products - 2.1%
Procter & Gamble Co.		1,284,858	90,800,915
Tobacco - 2.8%
Altria Group, Inc.		624,400	33,455,352
Imperial Tobacco Group PLC		268,314	13,006,482
Philip Morris International, Inc.		542,218	43,268,996
Reynolds American, Inc.		305,200	25,560,500
Universal Corp. (f)		121,400	5,974,094
			121,265,424

TOTAL CONSUMER STAPLES			428,119,721

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.		1,191,300	96,483,387
Energy Transfer Equity LP		130,600	3,663,330
Energy Transfer Partners LP		188,500	9,262,890
Enterprise Products Partners LP		419,500	11,792,145
Enviva Partners LP		12,053	157,292
Exxon Mobil Corp.		1,033,800	77,783,112
Husky Energy, Inc.		816,400	14,539,565
Kinder Morgan, Inc.		415,400	13,463,114
Markwest Energy Partners LP		290,400	16,369,848
PrairieSky Royalty Ltd. (f)		128,800	2,698,182
Suncor Energy, Inc.		175,800	4,978,951
Targa Resources Corp.		28,500	1,882,710
Tesoro Logistics LP		58,396	3,083,893
Western Gas Partners LP		54,900	3,229,767
Williams Partners LP		156,782	6,247,763
			265,635,949
FINANCIALS - 21.1%
Banks - 2.4%
Bank of America Corp.		546,500	8,929,810
Community Trust Bancorp, Inc.		147,000	5,159,700
CVB Financial Corp.		329,500	5,354,375
JPMorgan Chase & Co.		370,500	23,749,050
PacWest Bancorp		153,600	6,549,504
Prosperity Bancshares, Inc.		75,400	3,895,918
Regions Financial Corp.		1,089,600	10,449,264
Svenska Handelsbanken AB (A Shares)		368,700	5,509,160
U.S. Bancorp		357,600	15,144,360
Valley National Bancorp		456,200	4,315,652
Wells Fargo & Co.		279,000	14,879,070
			103,935,863
Capital Markets - 2.4%
Ares Capital Corp.		590,000	9,304,300
BlackRock, Inc. Class A		139,200	42,103,824
KKR & Co. LP		572,900	10,936,661
The Blackstone Group LP		1,112,800	38,113,400
TPG Specialty Lending, Inc.		150,000	2,619,000
			103,077,185
Consumer Finance - 0.3%
Capital One Financial Corp.		194,700	15,137,925
Insurance - 1.8%
ACE Ltd.		213,600	21,821,376
First American Financial Corp.		362,800	14,098,408
MetLife, Inc.		292,400	14,649,240
The Travelers Companies, Inc.		257,200	25,604,260
			76,173,284
Real Estate Investment Trusts - 13.9%
Agree Realty Corp.		81,200	2,310,140
Alexandria Real Estate Equities, Inc.		253,844	21,828,046
American Campus Communities, Inc.		85,800	2,938,650
American Residential Properties, Inc.		175,800	2,979,810
Ashford Hospitality Prime, Inc.		261,100	3,611,013
AvalonBay Communities, Inc.		97,140	16,033,928
Boston Properties, Inc.		274,896	31,167,708
Camden Property Trust (SBI)		63,100	4,545,093
Care Capital Properties, Inc.		74,409	2,365,462
Cedar Shopping Centers, Inc.		867,559	5,430,919
Community Healthcare Trust, Inc.		11,800	213,462
Coresite Realty Corp.		223,700	10,891,953
Corrections Corp. of America		5,153	151,395
Cousins Properties, Inc.		890,336	8,164,381
DCT Industrial Trust, Inc.		488,500	15,685,735
Digital Realty Trust, Inc.		261,600	16,564,512
Equity Lifestyle Properties, Inc.		15,700	875,432
Equity Residential (SBI)		103,515	7,375,444
Essex Property Trust, Inc.		135,092	28,993,445
Extra Space Storage, Inc.		276,400	20,309,872
Federal Realty Investment Trust (SBI)		131,108	16,923,421
FelCor Lodging Trust, Inc.		1,706,652	13,772,682
General Growth Properties, Inc.		200,700	5,093,766
HCP, Inc.		707,539	26,221,395
Health Care REIT, Inc.		68,596	4,345,557
Host Hotels & Resorts, Inc.		342,697	6,076,018
Kite Realty Group Trust		174,183	4,095,042
Liberty Property Trust (SBI)		316,900	9,741,506
Mack-Cali Realty Corp.		469,100	8,786,243
Medical Properties Trust, Inc.		470,800	5,494,236
Mid-America Apartment Communities, Inc.		100,600	7,906,154
Outfront Media, Inc.		267,200	6,046,736
Parkway Properties, Inc.		531,400	8,417,376
Pebblebrook Hotel Trust		107,200	4,080,032
Prologis, Inc.		116,610	4,431,180
Public Storage		110,899	22,320,642
Ramco-Gershenson Properties Trust (SBI)		234,300	3,631,650
RLJ Lodging Trust		579,200	15,951,168
Sabra Health Care REIT, Inc.		423,300	10,146,501
Senior Housing Properties Trust (SBI)		386,700	6,071,190
Simon Property Group, Inc.		316,515	56,757,470
SL Green Realty Corp.		226,473	23,442,220
Store Capital Corp.		556,300	11,215,008
Strategic Hotel & Resorts, Inc. (g)		130,600	1,761,794
Sun Communities, Inc.		165,382	10,784,560
Taubman Centers, Inc.		117,400	8,099,426
Terreno Realty Corp.		263,700	5,363,658
The GEO Group, Inc.		87,900	2,639,637
The Macerich Co.		108,900	8,296,002
UDR, Inc.		692,400	22,364,520
Urban Edge Properties		776,557	16,237,807
Ventas, Inc.		283,539	15,600,316
VEREIT, Inc.		1,851,100	15,067,954
WP Carey, Inc.		186,800	10,735,396
WP Glimcher, Inc.		492,257	5,961,232
			606,315,895
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (g)		548,840	11,816,525

TOTAL FINANCIALS			916,456,677

HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.		37,500	5,288,250
Medtronic PLC		272,500	19,699,025
			24,987,275
Pharmaceuticals - 8.7%
AbbVie, Inc.		446,300	27,853,583
Bristol-Myers Squibb Co.		431,200	25,643,464
Eli Lilly & Co.		544,300	44,823,105
Johnson & Johnson		1,364,044	128,192,852
Merck & Co., Inc.		689,690	37,139,807
Pfizer, Inc.		2,719,100	87,609,402
Sanofi SA sponsored ADR		353,600	17,298,112
Teva Pharmaceutical Industries Ltd. sponsored ADR		166,000	10,692,060
			379,252,385

TOTAL HEALTH CARE			404,239,660

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.4%
The Boeing Co.		71,100	9,291,348
United Technologies Corp.		75,308	6,898,966
			16,190,314
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B		460,000	44,919,000
Electrical Equipment - 0.4%
Eaton Corp. PLC		289,000	16,490,340
Industrial Conglomerates - 0.8%
3M Co.		89,200	12,678,888
General Electric Co.		963,753	23,920,349
			36,599,237
Machinery - 0.2%
Deere & Co.		79,200	6,476,976

TOTAL INDUSTRIALS			120,675,867

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.		2,823,800	73,079,944
QUALCOMM, Inc.		284,000	16,068,720
			89,148,664
IT Services - 2.3%
Automatic Data Processing, Inc.		106,400	8,226,848
IBM Corp.		511,700	75,675,313
Paychex, Inc.		384,900	17,189,634
			101,091,795
Semiconductors & Semiconductor Equipment - 1.4%
Cypress Semiconductor Corp.		418,200	4,182,000
Intel Corp.		1,335,100	38,103,754
Maxim Integrated Products, Inc.		505,800	17,030,286
			59,316,040
Software - 2.3%
Microsoft Corp.		1,747,200	76,038,144
Oracle Corp.		295,200	10,948,968
Symantec Corp.		607,400	12,445,626
			99,432,738
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.		99,300	11,197,068
EMC Corp.		503,600	12,524,532
Hewlett-Packard Co.		237,600	6,667,056
			30,388,656

TOTAL INFORMATION TECHNOLOGY			379,377,893

MATERIALS - 1.7%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.		522,900	26,929,350
LyondellBasell Industries NV Class A		287,900	24,580,902
Potash Corp. of Saskatchewan, Inc.		222,500	5,794,200
The Dow Chemical Co.		160,500	7,023,480
			64,327,932
Paper & Forest Products - 0.2%
International Paper Co.		228,200	9,844,548

TOTAL MATERIALS			74,172,480

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.		2,733,004	90,735,733
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC		1,967,600	6,775,314

TOTAL TELECOMMUNICATION SERVICES			97,511,047

UTILITIES - 2.2%
Electric Utilities - 1.9%
American Electric Power Co., Inc.		234,300	12,720,147
Edison International		125,500	7,339,240
Exelon Corp.		304,400	9,363,344
IDACORP, Inc.		185,000	10,983,450
PPL Corp.		651,800	20,199,282
Xcel Energy, Inc.		676,300	22,811,599
			83,417,062
Gas Utilities - 0.2%
Atmos Energy Corp.		139,700	7,654,163
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc. (f)		191,800	4,348,106
Talen Energy Corp. (g)		4,255	60,634
			4,408,740

TOTAL UTILITIES			95,479,965

TOTAL COMMON STOCKS
(Cost $2,757,609,150)			2,905,809,416

Preferred Stocks - 10.8%
Convertible Preferred Stocks - 4.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50%		25,200	2,875,068
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Post Holdings, Inc. Series C, 2.50% (b)(g)		102,200	12,653,638
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Anadarko Petroleum Corp. 7.50% (g)		46,400	2,118,160
Chesapeake Energy Corp. 5.75% (g)		7,100	3,110,688
Southwestern Energy Co. Series B 6.25%		228,800	8,790,496
			14,019,344
FINANCIALS - 1.3%
Banks - 0.8%
Wells Fargo & Co. 7.50%		29,509	34,791,111
Real Estate Investment Trusts - 0.5%
American Tower Corp. Series A, 5.25% (g)		35,600	3,653,984
Crown Castle International Corp. 4.50%		94,000	9,812,660
Weyerhaeuser Co. Series A, 6.375%		146,100	7,168,031
			20,634,675
TOTAL FINANCIALS			55,425,786
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%		18,312	6,317,640
Health Care Providers & Services - 0.7%
AmSurg Corp. Series A-1, 5.25%		74,700	11,195,663
Anthem, Inc. 5.25% (g)		265,800	12,957,750
Kindred Healthcare, Inc. 7.50% (g)		5,145	5,250,575
			29,403,988
Pharmaceuticals - 0.5%
Allergan PLC 5.50%		19,300	19,819,942
TOTAL HEALTH CARE			55,541,570
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp. Series A 11.125% (g)		89,500	9,021,600
Intelsat SA Series A, 5.75% (g)		41,715	1,178,449
			10,200,049
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. Series A 5.50%		230,900	15,934,409
TOTAL TELECOMMUNICATION SERVICES			26,134,458
UTILITIES - 0.7%
Electric Utilities - 0.2%
Exelon Corp. 6.50%		89,200	4,039,868
NextEra Energy, Inc. 5.779% (g)		51,300	2,809,188
			6,849,056
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%		67,100	6,277,205
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (g)		234,000	14,040,000
Dominion Resources, Inc. 6.375%		59,900	3,033,935
			17,073,935
TOTAL UTILITIES			30,200,196

TOTAL CONVERTIBLE PREFERRED STOCKS			196,850,060

Nonconvertible Preferred Stocks - 6.3%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
NuStar Logistics LP 7.625%		220,000	5,757,400
FINANCIALS - 4.6%
Banks - 1.1%
Bank of America Corp. 6.50%		160,000	4,107,200
BB&T Corp. Series E, 5.625%		125,000	3,093,750
Citigroup, Inc. Series C, 5.80%		300,000	7,380,000
SunTrust Banks, Inc. Series E, 5.875%		757,800	18,702,504
U.S. Bancorp:
Series A, 3.50%		17,890	14,043,650
Series H, 5.15%		40,000	989,600
			48,316,704
Capital Markets - 1.6%
Charles Schwab Corp. Series C, 6.00% (g)		200,000	5,020,000
GMAC Capital Trust I Series 2, 8.125%		1,113,687	28,432,429
Goldman Sachs Group, Inc.:
5.95%		65,219	1,627,866
Series K, 6.375%		80,000	2,085,600
Morgan Stanley:
6.875%		200,000	5,418,000
Series I, 6.375%		120,000	3,086,400
Northern Trust Corp. Series C, 5.85%		539,882	13,880,366
State Street Corp. 6.00%		400,000	10,164,000
			69,714,661
Consumer Finance - 0.8%
Ally Financial, Inc.:
7.00% (b)		18,720	18,928,846
Series A, 8.50%		199,030	5,174,780
Capital One Financial Corp. Series D, 6.70%		160,000	4,241,600
Discover Financial Services Series B, 6.50%		200,000	5,190,000
			33,535,226
Real Estate Investment Trusts - 1.0%
Digital Realty Trust, Inc. Series G, 5.875%		140,000	3,383,800
Kimco Realty Corp. Series K, 5.625%		120,000	2,953,200
Public Storage:
Series Q, 6.50%		91,326	2,360,777
Series S, 5.90%		84,978	2,161,840
Series T, 5.75%		69,018	1,722,689
Series V, 5.375%		250,000	6,120,000
Series W, 5.20%		82,287	1,989,700
Sabra Health Care REIT, Inc. Series A, 7.125%		596,650	14,999,781
Sunstone Hotel Investors, Inc. Series D, 8.00%		178,599	4,706,084
Vornado Realty Trust Series L, 5.40%		230,000	5,340,600
			45,738,471
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%		156,512	4,014,533
TOTAL FINANCIALS			201,319,595
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. 6.125%		134,452	3,349,199
Verizon Communications, Inc. 5.90%		370,828	9,686,027
			13,035,226
UTILITIES - 1.2%
Electric Utilities - 1.0%
Entergy Louisiana LLC 4.70%		150,000	3,516,000
Gulf Power Co. 5.60%		30,000	2,977,365
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%		234,116	5,862,265
Series H, 5.625%		50,121	1,264,553
Series I, 5.125%		366,273	8,790,552
Series J, 5.00%		304,771	7,223,073
SCE Trust I 5.625%		221,878	5,593,544
Southern California Edison Co.:
5.349%		44,479	4,471,029
Series D, 6.50%		54,759	5,715,471
			45,413,852
Multi-Utilities - 0.2%
SCE Trust IV 5.375% (g)		320,000	8,144,000
TOTAL UTILITIES			53,557,852

TOTAL NONCONVERTIBLE PREFERRED STOCKS			273,670,073

TOTAL PREFERRED STOCKS
(Cost $443,010,002)			470,520,133

Investment Companies - 0.8%
iShares S&P 500 Index ETF
(Cost $34,166,430)		170,621	33,910,924
		Principal Amount	Value

Bank Loan Obligations - 0.4%
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0318% 5/1/18 (Cost $16,053,545)(c)		16,009,838	15,975,897

Preferred Securities - 3.1%
FINANCIALS - 3.1%
Banks - 2.3%
Bank of America Corp.:
6.1% (c)(e)		1,895,000	1,902,765
6.25% (c)(e)		4,895,000	4,995,693
6.5% (c)(e)		4,000,000	4,213,060
Citigroup, Inc.:
5.8% (c)(e)		4,000,000	4,032,437
5.9% (c)(e)		5,000,000	4,926,128
5.95% (c)(e)		5,000,000	4,974,894
JPMorgan Chase & Co.:
5.15% (c)(e)		15,000,000	14,433,200
6.1% (c)(e)		4,000,000	4,095,720
6.75% (c)(e)		10,000,000	10,606,861
7.9% (c)(e)		6,250,000	6,729,781
PNC Preferred Funding Trust I 1.9359% (b)(c)(e)		3,450,000	3,171,220
SunTrust Preferred Capital I 4% (c)(e)		6,866,000	5,483,645
USB Capital IX 3.5% (c)(e)		8,625,000	7,058,844
Wachovia Capital Trust III 5.5698% (c)(e)		8,091,000	8,075,367
Wells Fargo & Co.:
5.875% (c)(e)		5,205,000	5,393,788
5.9% (c)(e)		10,000,000	10,163,238
			100,256,641
Capital Markets - 0.4%
Goldman Sachs Capital II 4% (c)(e)		7,653,000	5,700,124
Goldman Sachs Capital III 4% (c)(e)		18,715,000	13,892,560
			19,592,684
Diversified Financial Services - 0.4%
General Electric Capital Corp.:
5.25% (c)(e)		5,000,000	5,140,943
7.125% (c)(e)		10,000,000	11,688,844
			16,829,787

TOTAL FINANCIALS

(Cost $131,809,691)			136,679,112
		Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.15% (h)		149,182,115	149,182,115
Fidelity Securities Lending Cash Central Fund, 0.19% (h)(i)		6,244,775	6,244,775
TOTAL MONEY MARKET FUNDS
(Cost $155,426,890)			155,426,890
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $4,223,554,400)			4,381,000,564
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(32,127,314)
NET ASSETS - 100%			$4,348,873,250

Currency Abbreviations

EUR – European Monetary Unit

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,878,144 or 6.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security is on loan at period end.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$292,656
Fidelity Securities Lending Cash Central Fund	61,890
Total	$354,546

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$127,015,225	$124,140,157	$2,875,068	$--
Consumer Staples	440,773,359	428,119,721	12,653,638	--
Energy	285,412,693	282,302,005	3,110,688	--
Financials	1,173,202,058	1,147,105,181	26,096,877	--
Health Care	459,781,230	435,627,817	24,153,413	--
Industrials	120,675,867	120,675,867	--	--
Information Technology	379,377,893	379,377,893	--	--
Materials	74,172,480	74,172,480	--	--
Telecommunication Services	136,680,731	129,905,417	6,775,314	--
Utilities	179,238,013	156,505,177	22,732,836	--
Corporate Bonds	662,678,192	--	662,678,192	--
Investment Companies	33,910,924	33,910,924	--	--
Bank Loan Obligations	15,975,897	--	15,975,897	--
Preferred Securities	136,679,112	--	136,679,112	--
Money Market Funds	155,426,890	155,426,890	--	--
Total Investments in Securities:	$4,381,000,564	$3,467,269,529	$913,731,035	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $4,222,750,224. Net unrealized appreciation aggregated $158,250,340, of which $407,920,893 related to appreciated investment securities and $249,670,553 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015